BORROWINGS	12 Months Ended
Dec. 31, 2021
Financial Instruments [Abstract]
BORROWINGS	BORROWINGS
(a)Non-Recourse Borrowings
The current and non-current balances of non-recourse borrowings are as follows:

	As of
US$ MILLIONS	Dec. 31, 2021	Dec. 31, 2020
Current	$—	$11
Non-current	3,556	3,466
Total	$3,556	$3,477
Non-recourse borrowings increased by $79 million since December 31, 2020. The increase is attributable to additional net borrowings of $166 million associated with growth initiatives, partially offset by a decrease in foreign denominated debt as the Brazilian real and British pound depreciated relative to the U.S. dollar during the year ended December 31, 2021.
Principal repayments on non-recourse borrowings due over the next five years and thereafter are as follows:

US$ MILLIONS	Total
2022	$—
2023	1,276
2024	—
2025	156
2026	115
Thereafter	2,016
Total principal repayments	3,563
Deferred financing costs and other	(7)
Total - Dec. 31, 2021	$3,556
Total - Dec. 31, 2020	$3,477
The weighted average interest rates of non-recourse borrowings are as follows:

	As of December 31,
	2021	2020
Weighted average interest rates	4%	3%
Principal repayments on non-recourse borrowings in their local currency are as follows:

US$ MILLIONS, except as noted	Dec. 31, 2021	Local Currency		Dec. 31, 2020	Local Currency
U.S. dollars	$300	USD	300	$300	USD	$300
British pounds	2,043	GBP	1,510	2,174	GBP	1,590
Brazilian real	1,220	BRL	6,807	1,012	BRL	5,260

(b)Supplemental Information
Details of the “Changes in liabilities from financing activities”, including both changes arising from cash flows and non-cash changes are as follows:

US$ MILLIONS	Dec. 31, 2021	Cash Flows	Foreign Exchange Movement	Dec. 31, 2020
Non-recourse borrowings	3,556	166	(87)	3,477

US$ MILLIONS	Dec. 31, 2020	Cash Flows	Foreign Exchange Movement	Dec. 31, 2019
Non-recourse borrowings	3,477	171	(220)	3,526